Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2026	Dec. 12, 2025	Mar. 31, 2025
Accounting Policies [Line Items]
Cash and cash equivalents	$ 4,785,000	$ 111,000	$ 1,134,000	$ 6,363,000	$ 4,800,000	$ 450,000
Impairment of long-lived assets	0
Asset Impairment	0
Assets, transfer from level 2 to level 3	0	0	0
Liability for unrecognized tax benefits	0	0	0
Interest or penalties related to uncertain tax positions	$ 0	$ 0	$ 0